UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2009 to September 30, 2009

Item 1:           Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (87.5%)
Aerospace & Defense (1.0%)
$800	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$822,000
1,125	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	804,375
200	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	123,000
					1,749,375
Agriculture (0.4%)
625	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/11	11.000	625,781

Auto Loans (2.2%)
825	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	08/01/12	7.500	792,630
1,725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	1,620,479
425	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	08/10/11	9.875	431,213
425	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	10/01/14	8.700	416,721
525	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	487,722
					3,748,765
Auto Parts & Equipment (2.1%)
850	Altra Industrial Motion, Inc., Global Company Guaranteed Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	871,250
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Ca)	03/01/17	7.875	347,500
800	American Tire Distributors, Inc., Global Company Guarnteed Notes (Callable 04/01/10 @ $102.69)	(CCC+, Caa1)	04/01/13	10.750	736,000
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	676,000
737	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	768,323
150	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	163,500
					3,562,573
Banks (2.8%)
750	CIT Group, Inc., Senior Unsecured Notes#	(CC, Ca)	02/13/12	0.704	495,380
1,375	CIT Group, Inc., Senior Unsecured Notes	(CC, Ca)	02/13/12	5.400	902,892
2,073	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	03/02/11	7.250	2,015,993
474	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	04/01/11	6.000	449,115
47	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/15/11	6.000	43,945
65	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/31/13	7.500	57,525
933	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/01/14	6.750	802,380
78	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, Ca)	12/31/18	8.000	59,670
					4,826,900
Beverages (0.4%)
225	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	12/15/14	8.375	235,688
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	525,000
					760,688
Brokerage (0.2%)
315	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(CCC, B3)	12/01/15	7.875	278,775

Building & Construction (1.5%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	105,300
150	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	153,750
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(D, Caa2)	01/15/16	6.250	377,500
800	Meritage Homes Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	748,000
925	Standard Pacific Corp., Company Guaranteed Notes	(CCC, Caa1)	04/01/14	6.250	809,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building & Construction
$250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(CC, Caa3)	02/15/14	7.500	$118,750
350	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $101.91)	(CC, Caa3)	12/15/12	7.625	166,250
					2,478,925
Building Materials (1.7%)
750	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/10 @ $103.75)	(CCC-, Caa2)	03/01/14	11.250	570,000
575	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/10 @ $102.58)	(B+, B3)	08/01/14	7.750	556,313
975	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	828,750
300	Dayton Superior Corp., Company Guaranteed Notesø	(D, Caa3)	06/15/09	13.000	99,750
325	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B, Ba3)	11/01/11	9.000	326,625
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/10 @ $100.00)	(CCC, Caa1)	09/01/12	9.750	238,750
475	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/10 @ $102.83)ø	(D, Ca)	09/01/14	8.500	330,125
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/10 @ $103.58)	(C, C)	03/01/14	10.750	24,375
					2,974,688
Chemicals (2.6%)
275	Chemtura Corp., Company Guaranteed Notesø	(D, NR)	06/01/16	6.875	290,125
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	654,875
425	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(C, Caa2)	12/01/14	9.750	331,500
438	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(C, B3)	06/15/14	12.500	455,000
150	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $102.96)	(B, B2)	11/15/13	8.875	154,875
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B2)	11/15/13	9.000	264,750
800	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	830,000
750	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	761,250
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	626,250
					4,368,625
Computer Hardware (0.3%)
500	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	450,000

Consumer Products (1.2%)
650	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/09 @ $102.56)‡	(CCC, Caa2)	10/01/12	10.250	627,250
625	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	596,875
225	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	219,938
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	608,850
					2,052,913
Diversified Capital Goods (3.0%)
425	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	450,500
575	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	600,875
725	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	674,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/09 @ $101.00)#‡	(B, B2)	12/15/13	4.174	$520,375
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, Caa1)	06/01/17	7.375	701,000
525	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	511,875
450	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	447,750
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	607,812
694	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B-, Caa2)	06/15/12	9.875	629,805
					5,144,242
Electric - Generation (5.0%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	06/01/15	7.500	186,000
1,000	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	940,000
1,075	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/17	7.000	903,000
1,050	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	855,750
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	1,050,000
268	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	271,042
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	194,000
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	412,250
400	RRI Energy, Inc., Senior Unsecured Notes	(B+, B2)	06/15/14	7.625	394,500
3,275	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	2,374,375
1,300	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	942,500
					8,523,417
Electric - Integrated (1.0%)
1,000	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,011,250
200	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	219,000
550	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	556,875
					1,787,125
Electronics (1.5%)
400	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/10 @ $101.29)	(B+, B2)	05/15/13	7.750	401,500
700	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/11 @ $105.06)	(CCC, Caa3)	12/15/16	10.125	469,000
175	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	178,500
150	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	141,000
675	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	644,625
800	Viasystems, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	793,000
					2,627,625
Energy - Exploration & Production (5.2%)
475	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	458,375
600	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	599,250
175	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	166,250
1,175	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	1,119,187
425	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	453,688
850	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	794,750
300	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	282,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$600	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	$598,500
550	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	506,000
425	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	461,125
925	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	915,750
275	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	263,072
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	623,438
350	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	350,000
550	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	420,750
525	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	459,375
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	446,625
					8,918,135
Environmental (0.8%)
325	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	342,875
1,000	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17)	(B-, Caa1)	04/15/14	9.500	1,000,000
					1,342,875
Food & Drug Retailers (0.9%)
350	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	360,500
425	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	347,438
425	Rite Aid Corp., Rule 144A, Senior Secured Notes (Callable Notes 06/12/13 @ $104.88)‡	(B+, B3)	06/12/16	9.750	461,125
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	48,750
325	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B+, B2)	06/15/12	8.125	328,250
					1,546,063
Food - Wholesale (0.4%)
250	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B, Caa2)	11/01/14	7.500	250,000
75	Dole Food Co., Inc., Global Company Guaranteed Notes	(CCC+, Caa1)	03/15/11	8.875	75,469
375	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(B+, Ba3)	07/15/14	10.000	395,625
					721,094
Forestry & Paper (2.5%)
313	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	250,400
475	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	482,125
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	196,500
450	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13)‡	(BB-, Ba3)	05/01/16	8.250	469,125
375	Newark Group, Inc., Global Senior Unsecured Notes (Callable 03/15/10 @ $103.25)ø	(D, C)	03/15/14	9.750	73,125
325	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa3)	05/01/13	12.000	153,563
350	NewPage Corp., Global Senior Secured Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa2)	05/01/12	10.000	232,750
1,175	NewPage Corp., Rule 144A, Senior Secured Notes (Callable 03/31/12 @ $105.00)‡	(CCC+, B2)	12/31/14	11.375	1,160,312
1,000	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	718,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Forestry & Paper
$75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B-, B2)	08/01/14	9.125	$55,875
675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC, Caa1)	08/01/16	11.375	426,937
					4,219,462
Gaming (5.3%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	141,438
125	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	125,625
1,000	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	975,000
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	639,375
140	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	93,100
375	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	400,312
375	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	12,188
750	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62)‡	(B, Caa1)	06/01/17	11.250	774,375
475	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)ø	(D, Ca)	11/15/10	12.000	222,062
825	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	755,906
625	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	406,250
850	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(CCC, Ca)	11/15/15	8.500	312,375
550	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	04/01/16	6.875	434,500
725	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	06/01/16	7.500	565,500
150	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	117,750
650	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	713,375
1,100	MTR Gaming Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	1,078,000
800	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡	(B, B3)	08/15/17	10.750	808,000
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	544
475	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	456,000
					9,031,675
Gas Distribution (2.8%)
600	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	588,000
725	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	716,726
1,150	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(NR, Ba3)	07/15/11	7.750	1,180,505
525	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	530,250
200	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	192,000
350	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	350,000
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	619,125
650	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	665,672
					4,842,278
Health Services (6.9%)
775	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	815,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Services
$350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	$374,500
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	383,250
725	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	744,937
1,575	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,632,094
475	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	425,125
525	HCA, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/14 @ $103.94)‡	(BB, Ba3)	02/15/20	7.875	528,281
475	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	458,375
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	312,000
375	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	360,938
625	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	681,250
450	Inverness Medical Innovations, Inc., Senior Subordinated Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	448,312
400	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	380,000
225	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(CCC+, Caa1)	03/15/16	0.000	214,875
250	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	06/15/17	7.000	245,000
150	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	151,875
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	537,625
725	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa2)	02/01/15	9.250	760,344
850	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.37)‡	(BB-, B2)	07/01/19	8.875	901,000
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	4.635	234,438
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	172,375
475	Vanguard Health Holding Co. II LLC, Global Company Guaranteed Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	486,875
650	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	596,375
					11,845,531
Hotels (0.7%)
425	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡	(BB+, Ba1)	05/15/17	9.000	452,625
750	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	716,250
					1,168,875
Household & Leisure Products (0.7%)
625	ACCO Brands Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $105.31)‡	(BB-, B2)	03/15/15	10.625	656,250
550	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ 102.13)	(CCC+, Caa1)	01/15/13	8.500	525,250
					1,181,500
lnvestments & Misc. Financial Services (0.2%)
425	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC, Caa3)	11/15/15	10.500	369,750

Leisure (0.3%)
472	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, NR)	07/15/16	12.250	429,520
600	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	114,000
					543,520

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Machinery (0.9%)
$700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	$714,000
500	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	518,750
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	230,625
					1,463,375
Media - Broadcast (1.2%)
475	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	448,875
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	296,125
775	Clear Channel Communications, Inc., Senior Unsecured Notes	(CC, Ca)	09/15/14	5.500	345,844
46	CMP Susquehanna Corp., Global Company Guranteed Notes (Callable 05/15/10 @ $104.94)	(NR, Ca)	05/15/14	9.875	16,100
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	511,500
420	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC, Caa3)	06/15/15	9.250	144,900
337	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	261,020
925	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	1,156
					2,025,520
Media - Cable (4.3%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	1,135,875
1,250	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)ø	(D, NR)	10/01/15	11.000	237,500
950	CCH II Capital Corp., Series B, Global Senior Unsecured Notesø	(D, NR)	09/15/10	10.250	1,068,750
495	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, NR)	04/01/11	9.920	3,713
325	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(D, B1)	04/30/12	10.000	332,312
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	04/15/14	8.500	474,750
1,050	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	1,115,625
250	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	263,750
350	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 05/15/12 @ $103.81)	(BBB-, Ba2)	05/15/16	7.625	376,250
850	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	828,750
600	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	615,000
200	DISH DBS Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, Ba3)	09/01/19	7.875	203,000
475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	482,125
175	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	180,687
					7,318,087
Media - Services (0.9%)
250	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	230,000
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	474,750
675	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	649,688
250	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	265,000
					1,619,438
Metals & Mining - Excluding Steel (1.5%)
175	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	193

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	$742
600	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	638,954
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	665,771
1,089	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(D, Caa2)	05/15/15	5.413	772,878
475	Novelis, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/12 @ $108.63)‡	(B-, Caa1)	02/15/15	11.500	482,125
					2,560,663
Non-Food & Drug Retailers (2.3%)
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	467,250
825	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	375,375
300	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	297,000
500	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	470,000
400	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	356,000
655	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	679,562
1,000	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	860,000
400	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	378,000
					3,883,187
Oil Field Equipment & Services (1.4%)
525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	501,375
525	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	527,625
250	Hornbeck Offshore Services, Inc., Rule 144A, Senior Notes (Callable 09/01/13 @ $104.00)‡	(BB-, Ba3)	09/01/17	8.000	247,500
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	326,375
300	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	286,500
400	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	442,000
					2,331,375
Oil Refining & Marketing (0.4%)
700	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	668,500

Packaging (1.5%)
575	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	491,625
565	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	540,988
225	Crown Cork & Seal Co., Inc., Senior Unsecured Notes (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	214,875
825	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	851,812
25	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $102.13)	(CCC+, Caa1)	10/15/12	8.500	25,375
533	Pliant Corp., Global Senior Secured Notesø	(D, NR)	06/15/09	11.625	461,671
					2,586,346

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Printing & Publishing (1.2%)
$875	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	$831,250
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/09 @ $102.63)	(B-, Caa1)	12/01/13	7.875	403,750
250	Gannett Co., Inc., Rule 144A, Company Guaranteed Notes‡	(BB, Baa3)	11/15/14	8.750	246,163
1,125	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	56,250
2,000	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
1,215	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø	(D, NR)	02/15/17	9.000	24,300
525	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	473,156
					2,034,869
Railroads (0.3%)
500	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	512,500

Restaurants (0.3%)
475	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.50)	(B-, Caa1)	10/01/12	10.000	482,125

Software/Services (2.2%)
900	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	835,875
950	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	973,750
475	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	505,875
700	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B, Caa1)	01/15/16	12.500	609,000
950	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	889,438
					3,813,938
Steel Producers/Products (1.4%)
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(BB-, Ba3)	06/15/12	7.750	580,031
350	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)ø	(NR, NR)	02/15/14	11.250	131,250
800	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	764,000
550	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	8.250	555,500
475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)	(B-, Caa1)	02/01/15	9.750	387,125
					2,417,906
Support-Services (3.9%)
200	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $101.00)#	(B, B3)	02/01/15	3.983	174,500
225	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	228,094
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B2)	08/15/16	9.000	723,750
550	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	563,750
325	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B2)	01/01/14	8.875	329,875
400	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(CCC+, B3)	01/01/16	10.500	418,000
125	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	126,250
175	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	181,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services
$850	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/10 @ $100.00)	(CCC+, Caa1)	05/15/13	10.670	$820,250
650	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	664,625
525	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa2)	12/01/14	9.500	509,250
325	Sotheby’s, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	279,500
175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC-, B3)	09/01/14	9.875	170,187
775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CC, Caa1)	09/01/16	11.875	713,000
625	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ $105.44)‡	(B, B2)	06/15/16	10.875	671,875
					6,574,031
Telecom - Integrated/Services (5.3%)
275	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	268,125
375	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.79)	(B-, B2)	01/15/14	8.375	378,750
1,200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	1,152,000
475	Frontier Communications Corp., Senior Unsecured Notes	(BB, Ba2)	10/01/18	8.125	480,344
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	707,000
1,675	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	1,725,250
850	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	4.601	612,000
300	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC, Caa1)	03/15/13	12.250	304,500
950	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	866,875
300	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	301,125
1,300	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	1,290,250
675	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	693,562
300	Windstream Corp., Rule 144A, Company Guaranteed Notes‡	(BB, Ba3)	11/01/17	7.875	295,593
					9,075,374
Telecom - Wireless (3.5%)
375	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.69)	(B, B2)	06/15/13	10.125	388,125
675	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	688,500
200	Cricket Communications, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/12 @ $105.81)‡	(B+, Ba2)	05/15/16	7.750	204,000
175	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	184,187
640	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	657,600
2,325	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	2,069,250
1,950	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	1,750,125
					5,941,787
Textiles & Apparel (0.3%)
500	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	522,500

Theaters & Entertainment (0.8%)
625	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	606,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Theaters & Entertainment
$675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	$700,313
					1,306,563
Tobacco (0.3%)
450	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	466,875
TOTAL U.S. CORPORATE BONDS (Cost $160,663,978)					149,296,134

FOREIGN CORPORATE BONDS (9.1%)
Aerospace & Defense (0.3%)
500	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	485,000

Chemicals (0.9%)
1,125	Cognis GmbH, Rule 144A, Senior Secured Notes (Callable 11/15/09 @ $100.00) (Germany)#‡	(B-, B2)	09/15/13	2.299	950,625
1,125	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	540,000
					1,490,625
Computer Hardware (0.2%)
325	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00) (Cayman Islands)‡	(BB+, Ba1)	05/01/14	10.000	356,688

Electronics (0.5%)
600	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B+, B2)	12/01/15	11.875	657,000
94	NXP Funding LLC, Rule 144A, Senior Secured Notes (Netherlands)‡	(B-, NR)	07/15/13	10.000	97,035
75	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	59,250
					813,285
Energy - Exploration & Production (0.2%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa1)	12/15/14	8.250	429,000

Forestry & Paper (0.5%)
1,450	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	268,250
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	663,750
					932,000
Gaming (0.6%)
400	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B, B2)	06/15/15	8.250	532,059
350	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) (South Africa)‡	(B, B3)	04/30/14	7.750	439,971
					972,030
Media - Cable (0.8%)
400	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B+, B2)	02/15/15	10.125	622,684
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B, B2)	04/15/14	9.750	587,761
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B2)	08/15/16	9.125	154,875
					1,365,320
Media - Diversified (0.5%)
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	771,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Metals & Mining - Excluding Steel (1.0%)
$425	Teck Resources, Ltd., Global Senior Secured Notes (Canada)	(BB+, Ba2)	05/15/14	9.750	$469,625
225	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/13 @ $105.13) (Canada)	(BB+, Ba2)	05/15/16	10.250	255,375
850	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BB+, Ba2)	05/15/19	10.750	992,375
					1,717,375
Oil Field Equipment & Services (0.3%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	475,000

Oil Refining & Marketing (0.2%)
400	Petroplus Finance, Ltd., Rule 144A, Senior Notes (Callable 09/15/15 @ $104.69) (Bermuda)‡	(BB-, B1)	09/15/19	9.375	396,000

Packaging (0.2%)
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(B-, B3)	09/15/14	9.250	266,029

Pharmaceuticals (0.5%)
500	Elan Corp. PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/12 @ $108.75) (Ireland)‡	(B, B2)	10/15/16	8.750	493,550
325	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B2)	12/01/13	8.875	329,063
					822,613
Telecom - Integrated/Services (0.8%)
924	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	877,800
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#‡	(C, Ca)	01/15/15	6.259	56,000
375	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/10 @ $104.44) (Bermuda)	(BB-, B3)	01/15/15	8.875	383,438
					1,317,238
Telecom - Wireless (0.3%)
350	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(BB-, B2)	07/15/17	11.750	569,175

Telecommunications Equipment (0.1%)
400	Nortel Networks, Ltd., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø	(NR, NR)	07/15/16	10.750	232,000

Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	37,273

Transportation - Excluding Air/Rail (1.2%)
1,150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	1,092,500
975	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	934,781
					2,027,281
TOTAL FOREIGN CORPORATE BONDS (Cost $16,345,512)					15,475,057

BANK LOANS (1.2%)
Electronics (0.4%)
925	AVAYA, Inc.	(NR, NR)	10/24/14	3.137	749,250

Energy - Exploration & Production (0.3%)
574	ATP Oil & Gas	(NR, NR)	07/15/14	5.750	529,379

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Gaming (0.3%)
$496	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	$467,833

Pharmaceuticals (0.2%)
437	Nycomed Holdings Aps	(NR, NR)	12/29/13	7.350	402,711

TOTAL BANK LOANS (Cost $1,793,038)					2,149,173

Number of Shares

COMMON STOCKS (0.1%)
Automobile Parts & Equipment (0.0%)
1,219	Safelite Realty Corp.*^				13,775

Chemicals (0.0%)
4,893	Huntsman Corp.				44,575

Commercial Services & Supplies (0.1%)
10,652	Mail Well, Inc., Rule 144A*‡				73,712

Hotels, Restaurants & Leisure (0.0%)
1,500	Progressive Gaming International Corp.*				30

Media (0.0%)
7,500	Adelphia (Escrow Holding)*^				0
750,000	Adelphia Recovery Trust*^				0

					0

TOTAL COMMON STOCKS (Cost $933,494)					132,092

PREFERRED STOCKS (0.1%)
Banks (0.1%)
299	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡				173,897

Media (0.0%)
10,727	CMP Susquehanna Radio Holdings Corp., Series A*				5,363

TOTAL PREFERRED STOCKS (Cost $62,588)					179,260

WARRANTS (0.0%)
Diversified Financial Services (0.0%)
12,259	CNB Capital Trust I, Rule 144A, expires 03/23/19*‡ (Cost $0)				6,130

Par (000)

SHORT-TERM INVESTMENT (1.0%)

$1,754	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,754,000)		10/01/09	0.010	1,754,000

TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $181,552,610)					168,991,846

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)					1,698,086

NET ASSETS (100.0%)					$170,689,932

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Open Forward Foreign Currency Contracts
USD	2,434,868	EUR	1,745,000	10/16/09	$(2,434,868)	$(2,550,642)	$(115,774)
USD	393,010	EUR	276,000	10/16/09	(393,010)	(403,425)	(10,415)
USD	569,768	GBP	350,000	10/16/09	(569,768)	(559,739)	10,029

Total							$(116,160)

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $37,718,368 or 22.1% of net assets.

+	Step Bond — The interest rate is as of September 30, 2009 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2009.

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$1,749,375	$—	$1,749,375
Agriculture	—	625,781	—	625,781
Auto Loans	—	3,748,765	—	3,748,765
Auto Parts & Equipment	—	3,562,573	—	3,562,573
Banks	—	4,826,900	—	4,826,900
Beverages	—	760,688	—	760,688
Brokerage	—	278,775	—	278,775
Building & Construction	—	2,478,925	—	2,478,925
Building Materials	—	2,974,688	—	2,974,688
Chemicals	—	4,368,625	—	4,368,625
Computer Hardware	—	450,000	—	450,000
Consumer Products	—	2,052,913	—	2,052,913
Diversified Capital Goods	—	5,144,242	—	5,144,242
Electric - Generation	—	8,523,417	—	8,523,417
Electric - Integrated	—	1,787,125	—	1,787,125
Electronics	—	2,627,625	—	2,627,625
Energy - Exploration & Production	—	8,918,135	—	8,918,135
Environmental	—	1,342,875	—	1,342,875
Food & Drug Retailers	—	1,546,063	—	1,546,063
Food - Wholesale	—	721,094	—	721,094
Forestry & Paper	—	4,219,462	—	4,219,462
Gaming	—	9,031,675	—	9,031,675
Gas Distribution	—	4,842,278	—	4,842,278
Health Services	—	11,845,531	—	11,845,531
Hotels	—	1,168,875	—	1,168,875
Household & Leisure Products	—	1,181,500	—	1,181,500
Investments & Misc. Financial Services	—	369,750	—	369,750
Leisure	—	543,520	—	543,520
Machinery	—	1,463,375	—	1,463,375
Media - Broadcast	—	2,025,520	—	2,025,520
Media - Cable	—	7,318,087	—	7,318,087
Media - Services	—	1,619,438	—	1,619,438
Metals & Mining - Excluding Steel	—	2,560,663	—	2,560,663
Non-Food & Drug Retailers	—	3,883,187	—	3,883,187
Oil Field Equipment & Services	—	2,331,375	—	2,331,375
Oil Refining & Marketing	—	668,500	—	668,500
Packaging	—	2,586,346	—	2,586,346
Printing & Publishing	—	2,034,869	—	2,034,869
Railroads	—	512,500	—	512,500
Restaurants	—	482,125	—	482,125
Software/Services	—	3,813,938	—	3,813,938
Steel Producers/Products	—	2,417,906	—	2,417,906
Support-Services	—	6,574,031	—	6,574,031
Telecom - Integrated/Services	—	9,075,374	—	9,075,374
Telecom - Wireless	—	5,941,787	—	5,941,787
Textiles & Apparel	—	522,500	—	522,500
Theaters & Entertainment	—	1,306,563	—	1,306,563
Tobacco	—	466,875	—	466,875
Foreign Corporate Bonds
Aerospace & Defense	—	485,000	—	485,000
Chemicals	—	1,490,625	—	1,490,625

Computer Hardware	—	356,688	—	356,688
Electronics	—	813,285	—	813,285
Energy - Exploration & Production	—	429,000	—	429,000
Forestry & Paper	—	932,000	—	932,000
Gaming	—	972,030	—	972,030
Media - Cable	—	1,365,320	—	1,365,320
Media - Diversified	—	771,125	—	771,125
Metals & Mining - Excluding Steel	—	1,717,375	—	1,717,375
Oil Field Equipment & Services	—	475,000	—	475,000
Oil Refining & Marketing	—	396,000	—	396,000
Packaging	—	266,029	—	266,029
Pharmaceuticals	—	822,613	—	822,613
Telecom - Integrated/Services	—	1,317,238	—	1,317,238
Telecom - Wireless	—	569,175	—	569,175
Telecommunications Equipment	—	232,000	—	232,000
Textiles & Apparel	—	37,273	—	37,273
Transportation - Excluding Air/Rail	—	2,027,281	—	2,027,281
Bank Loans
Electronics	—	749,250	—	749,250
Energy - Exploration & Production	—	529,379	—	529,379
Gaming	—	467,833	—	467,833
Pharmaceuticals	—	402,711	—	402,711
Common Stocks
Automobile Parts & Equipment	—	—	13,775	13,775
Chemicals	44,575	—	—	44,575
Commercial Services & Supplies	73,712	—	—	73,712
Hotels, Restaurants & Leisure	30	—	—	30
Media	—	—	—	0
Preferred Stocks
Banks	173,897	—	—	173,897
Media	—	5,363	—	5,363
Warrants
Diversified Financial Services	—	6,130	—	6,130
Short-Term Investments	—	1,754,000	—	1,754,000
Other Financial Instruments*
Forward Foreign Currency Contracts	(116,160)	—	—	(116,160)
	$176,054	$168,685,857	$13,775	$168,875,686

*Other financial instruments include futures, forwards and swap contracts.

As of September 30, 2009, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.01% of net assets.

Federal Income Tax Cost — At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $181,552,610, $8,674,533, $(21,235,297) and $(12,560,764), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:           Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.                         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2009